SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2025
Disclosure Of Significant Accounting Policies [Abstract]
Basis of presentation of the financial statements
a.
Basis of preparation of the interim consolidated financial statements:

The interim consolidated financial statements for the six months ended June 30, 2025 have been prepared in accordance with International Accounting Standard 34, “Interim Financial Reporting.”

The accompanying unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2024, included in the Company’s Annual Report on Form 20-F filed with the Securities and Exchange Commission (the “SEC”) on March 27, 2025.

The accompanying consolidated balance sheet as of June 30, 2025, the consolidated statements of profit or loss, the consolidated statement of changes in shareholders’ equity and the consolidated statements of cash flows for the six months ended June 30, 2025 and 2024 are unaudited. These unaudited interim consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and applicable rules and regulations of the SEC regarding interim financial reporting. In management’s opinion, the unaudited interim consolidated financial statements include all adjustments of a normal recurring nature necessary for the fair presentation of the Company’s financial position as of June 30, 2025 and December 31, 2024, as well as its results of operations and cash flows for the six months ended June 30, 2025 and 2024. The results of operations for the six months ended June 30, 2025 are not necessarily indicative of the results that may be expected for the year ending December 31, 2025.

The significant accounting policies applied in the preparation of the interim consolidated financial statements are consistent with those followed in the preparation of the 2024 annual consolidated financial statements.

Assets or disposal group held for sale and discontinued operations
b.
Assets or disposal group held for sale and discontinued operations:

Assets or a disposal group are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. For this to be the case, the assets must be available for immediate sale in their present condition, the Company must be committed to a sale plan, there must be a program to locate a buyer and it is highly probable that a sale will be completed within one year from the date of classification. Before these assets are classified as available for sale, they are measured in accordance with the Company’s accounting policy. After classification as held for sale, these assets are measured at the lower of their carrying amount and fair value less costs to sell and presented separately in the statement of financial position.

The Company recognizes an impairment loss in respect of an asset or group of assets in accordance with IAS 36 - Impairment of Assets. An impairment loss and subsequent remeasurement gains or losses are recorded in profit or loss. Gains are recognized up to the cumulative amount of the previously recognized impairment loss. No impairment loss was recognized during the six month periods ended June 30, 2025 and 2024.

A discontinued operation is a component of the Company that represents a separate major line of business operation or geographical area of operations that either has been disposed of or is classified as a discontinued operation.

As of June 30, 2025 a total amount of $12,218 was presented as assets held for sale in the consolidated interim statements of financial position.

Loss from discontinued operations, net for the periods ended June 30, 2025 and June 30, 2024 was $2,238 and $778, respectively.